OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($)	Dec. 31, 2022	Jun. 16, 2022	Dec. 31, 2021	Jun. 07, 2021
Current:
Deposits	$ 269,000		$ 809,000
Prepayments	4,026,000		2,051,000
Voyages in progress	17,085,000		15,076,000
Loan receivables	0	$ 600,000	613,000	$ 600,000
Due from joint ventures	0		6,000
Other receivables	3,686,000		3,869,000
Other receivables and prepayments current	25,066,000		22,424,000
Non-current:
Prepayments	860,000		380,000
Prepayments and accrued income other than contract assets	$ 25,926,000		$ 22,804,000